As filed with the Securities and Exchange Commission on May 13, 2011
Securities Act File No. 33-66262
Investment Company Act File No. 811-07896

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 25	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 26	☑
GAMCO GLOBAL SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Bruce N. Alpert	Richard T. Prins, Esq.
GAMCO Global Series Funds, Inc.	Skadden, Arps, Slate, Meagher & Flom
One Corporate Center	Four Times Square, 30th Floor
Rye, New York 10580-1422	New York, New York 10036
     It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b); or

☑	on May 13, 2011 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on ________, pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on ____ pursuant to paragraph (a)(2) of Rule 485.
     If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GAMCO GLOBAL SERIES FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 13th day of May, 2011.

GAMCO GLOBAL SERIES FUNDS, INC.
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 13, 2011
Mario J. Gabelli

/s/ Bruce N. Alpert	President and Secretary	May 13, 2011
Bruce N. Alpert	(Principal Executive Officer)

/s/ Agnes Mullady	Treasurer	May 13, 2011
Agnes Mullady	(Principal Financial and Accounting Officer)

John D. Gabelli*	Director	May 13, 2011
John D. Gabelli

E. Val Cerutti*	Director	May 13, 2011
E. Val Cerutti

Anthony J. Colavita*	Director	May 13, 2011
Anthony J. Colavita

Arthur V. Ferrara*	Director	May 13, 2011
Arthur V. Ferarra

Werner Roeder, MD*	Director	May 13, 2011
Werner Roeder, MD

Anthonie C. van Ekris*	Director	May 13, 2011
Anthonie C. van Ekris

Salvatore J. Zizza*	Director	May 13, 2011
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase